CONVERTIBLE NOTES - Net Carrying Value at Date of Issuance (Details)									1 Months Ended		6 Months Ended			12 Months Ended
	May 29, 2020 USD ($)	May 29, 2020 CNY (¥)	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Sep. 26, 2019 USD ($) subsidiary	Nov. 24, 2015 USD ($)	Nov. 24, 2015 USD ($)	Feb. 29, 2020 CNY (¥) subsidiary	Sep. 30, 2019 subsidiary	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($) tranche $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	May 29, 2020 CNY (¥)	Feb. 21, 2020 CNY (¥)	Feb. 03, 2020 USD ($)	Dec. 31, 2019 CNY (¥) tranche	Sep. 26, 2019 CNY (¥)	Nov. 24, 2015 CNY (¥)
Debt Instrument [Line Items]
Repayments of Convertible Debt	$ 44,600,000	¥ 315,900,000
Repayments Of Convertible Debt By Issuing Shares	7,600,000																		¥ 53,600,000
Repayments Of Convertible Debt And Interest Free Loan	52,200,000	369,500,000									$ (44,708,992)	¥ (315,873,493)	¥ 0
Gain on extinguishment of convertible notes											(21,039,642)	(148,647,177)	¥ 0
Number of subsidiaries disposed off | subsidiary										3
Beneficial conversion feature							$ 8,100,000	$ 8,100,000
Subsequent Event
Debt Instrument [Line Items]
Number of subsidiaries disposed off | subsidiary									3
The9 Computer, C9I Shanghai and Shanghai Kaie
Debt Instrument [Line Items]
Number of subsidiaries disposed off | subsidiary						3
Total consideration						$ 70,800,000																	¥ 493,000,000
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Debt Instrument [Line Items]
Total consideration						$ 70,800,000																	¥ 493,000,000
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale | Subsequent Event
Debt Instrument [Line Items]
Total consideration | ¥									¥ 443,700,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principal amount							$ 40,050,000	$ 40,050,000
Notes due date								2018
Notes extension							2 years	2 years
Interest rate (as a percent)							12.00%	12.00%																12.00%
Repayments of Convertible Debt	44,600,000	¥ 315,900,000	$ 44,600,000	¥ 315,900,000
Repayments Of Convertible Debt By Issuing Shares	$ 7,600,000		7,600,000																¥ 53,600,000	¥ 53,600,000
Repayments Of Convertible Debt And Interest Free Loan											52,200,000	369,500,000
Total net book value as secured notes | ¥																								¥ 14,100,000
Gain on extinguishment of convertible notes											$ 21,000,000	¥ 148,600,000
Convertible shares of Group's ADS																		11,695,513
Beneficial conversion feature							$ 8,112,556	$ 8,112,556
Carrying amount of convertible notes and interest payable														$ 59,500,000		¥ 375,300,000						¥ 414,100,000
Interest expense recognized related to convertible note														$ 4,800,000	¥ 33,200,000	¥ 98,300,000	¥ 77,000,000
Number of tranches | tranche														3								3
Adjustment to conversion price | $ / shares														$ 0
12% Convertible Senior Notes Due 2018 | Subsequent Event
Debt Instrument [Line Items]
Repayment of convertible notes			$ 4,800,000		$ 4,800,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Principal amount																					$ 500,000,000,000
Interest rate (as a percent)																					6.00%